Taxation (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers		¥ 202,352			¥ 224,994
Accruals		225,857			336,063
Deferred tax assets - Current		428,209			561,057
Less: valuation allowance		(17,620)			(24,718)
Total		410,589		$ 77,249	536,339
Deferred tax assets - Non-current:
Depreciation of fixed assets		3,096			1,732
Net operating tax loss carry forward		206,024			342,710
Amortization of Intangible assets		21,589			22,252
Deferred tax assets - Non-Current		230,709			366,694
Less: valuation allowance		(206,024)			(342,710)
Total		24,685		3,455	23,984
Deferred tax liabilities
Deferred tax liabilities - Current:		166,787			358,514
Deferred tax liabilities - Non-Current:		81,434			33,721
Total		248,221			392,235
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	¥ 223,644	209,327	¥ 189,863
Provision/(reversal) for the year	143,784	14,317	19,464
Balance at the end of the period	¥ 367,428	223,644	209,327
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities		180,700	¥ 125,100	58,300	404,800
Unrecognized deferred tax liabilities		¥ 1,160,600		$ 156,700	¥ 1,088,300